Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities are comprised of the following:

	March 31,	December 31,
	2015	2014
	(unaudited)

Credit card payable	$3,971	$4,739
Accrued payroll and payroll taxes	777,757	679,277
Accrued purchases of property and equipment	74,587	174,801
Accrued research and development expenses	316,175	292,395
Accrued general and administrative expenses	679,069	315,294
Deferred rent	33,000	-
Total	$1,884,559	$1,466,506

Accrued expenses and other current liabilities are comprised of the following:

	December 31,
	2014	2013

Credit card payable	$4,739	$6,000
Accrued payroll and payroll taxes	679,277	672,535
Accrued purchases of property and equipment	174,801	-
Accrued research and development expenses	292,395	229,276
Accrued general and administrative expenses	315,294	266,541
Deferred rent	-	2,310
Total	$1,466,506	$1,176,662